Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities, equity
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Other comprehensive income (loss)		$ 1,496
Purchases and issuances		12,318
Balance, end of year		13,814
Available-for-sale securities, equity | States and political subdivisions
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		29,275	$ 499
Other comprehensive income (loss)		1,482	790
Purchases and issuances		10,004	27,986
Balance, end of year		40,761	29,275
Available-for-sale securities, equity | Foreign government
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		34,240	33,373
Other comprehensive income (loss)		(793)	867
Balance, end of year		33,447	34,240
Available-for-sale securities, equity | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		8,549,468	7,021,597
Net income (loss)		(9,227)	(86,539)
Other comprehensive income (loss)		310,320	272,556
Purchases and issuances		2,660,329	2,054,111
Sales and settlements		(444,638)	(428,407)
Transfer out of Level 3		(95,286)	(283,850)
Balance, end of year		10,970,966	8,549,468
Gains (losses) included in net income related to financial instruments still held at the end of the year	[1]	956	(80,134)
Available-for-sale securities, equity | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		41,204	54,906
Net income (loss)		678	1,393
Other comprehensive income (loss)		1,279	302
Purchases and issuances			730
Sales and settlements		(24,556)	(16,127)
Transfer out of Level 3		(18,576)	0
Balance, end of year		29	41,204
Available-for-sale securities, equity | Collateralized debt obligations
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		19,931	21,164
Net income (loss)		11,139	0
Other comprehensive income (loss)		(11,070)	(503)
Sales and settlements		(20,000)	(730)
Balance, end of year		0	19,931
Reserves at Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year	[1]	(20,152,641)	(18,096,009)
Net income (loss)	[1]	(5,550,779)	(649,516)
Purchases and issuances	[1]	(3,186,229)	(2,805,725)
Sales and settlements	[1]	1,501,674	1,398,609
Balance, end of year	[1]	(27,387,975)	(20,152,641)
Gains (losses) included in net income related to financial instruments still held at the end of the year	[1]	(5,550,779)	(649,516)
Trading Securities | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		150
Purchases and issuances			150
Balance, end of year		150	150
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		5,826	2,350
Net income (loss)		188,230	553,778
Sales and settlements		(181,681)	(550,302)
Balance, end of year		12,375	5,826
Gains (losses) included in net income related to financial instruments still held at the end of the year	[1]	6,549	3,476
Derivative liability
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		(3,702)	(33,812)
Net income (loss)		(101,030)	(583,731)
Sales and settlements		104,732	613,841
Balance, end of year			(3,702)
Gains (losses) included in net income related to financial instruments still held at the end of the year	[1]	$ 3,702	$ (30,111)

[1]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.